CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Current assets
Cash and cash equivalents	$ 41,600	¥ 262,429	¥ 378,358
Accounts receivable and contract assets, net of allowance for credit losses of RMB215 as of both February 28, 2021 and 2022	323	2,037	360
Other receivables, deposits and other assets, net of allowance for credit losses of RMB5,052 as of both February 28, 2021 and 2022	1,899	11,979	10,566
Amounts due from related parties, net of allowance for credit losses of nil and RMB332 as of February 28, 2021and 2022, respectively	560	3,534
Short-term investment	14,194	89,544	31,000
Long-term investments under fair value - current	24,802	156,459	96,558
Total current assets	83,378	525,982	516,842
Non-current assets
Restricted cash	1,628	10,273	10,855
Property and equipment, net	1,370	8,643	15,804
Operating lease right-of-use assets	5,625	35,482	150,696
Intangible assets, net	518	3,265	7,118
Goodwill			36,967
Deferred tax assets	138	869	16,253
Long-term investments, net	2,219	14,000	36,784
Long-term investment under fair value - non-current			163,303
Other non-current assets	637	4,019	12,571
Total non-current assets	12,135	76,551	450,351
TOTAL ASSETS	95,513	602,533	967,193
Current liabilities
Amounts due to related parties	140	883	1,495
Accrued expenses and other current liabilities	10,825	68,289	86,947
Operating lease liabilities - current	505	3,185	52,674
Income tax payable	2,334	14,722	10,630
Deferred revenue	1,029	6,492	75,242
Total current liabilities	14,833	93,571	226,988
Non-current liabilities
Deferred tax liabilities	115	725	1,673
Operating lease liabilities - non-current	910	5,743	92,144
Total non-current liabilities	1,025	6,468	93,817
TOTAL LIABILITIES	15,858	100,039	320,805
Commitments and contingencies
EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 23,131,195 and 21,238,806 shares issued and outstanding as of both February 28, 2021 and 2022, respectively)	2	14	15
Additional paid-in capital	123,172	777,023	768,150
Treasury shares (970,788 and 2,863,117 shares as of February 28, 2021 and 2022, respectively)	(8,828)	(55,693)	(27,899)
Accumulated deficit	(40,047)	(252,634)	(138,290)
Accumulated other comprehensive loss	(3,609)	(22,768)	(13,289)
Shareholders’ equity	70,690	445,942	588,687
Non-controlling interests	8,965	56,552	57,701
Total equity	79,655	502,494	646,388
TOTAL LIABILITIES AND EQUITY	$ 95,513	¥ 602,533	¥ 967,193